Note E - Accumulated Other Comprehensive Loss (Detail) - Components of Accumulated Other Comprehensive Loss as Reported in the Consolidated Balance Sheet (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ (16,282)	$ (16,044)
Currency Translation Adjustments [Member]
Balance	(118)	768	675
Current period credit (charge)	437	(886)	139
Other			(46)
Balance	319	(118)	768
Pension And OPEB Adjustments [Member]
Balance	(15,926)	(10,196)	(11,745)
Current period credit (charge)	(987)	(9,012)	2,413
Income tax benefit (expense)	312	3,282	(864)
Balance	(16,601)	(15,926)	(10,196)
Accumulated Other Comprehensive Income (Loss) [Member]
Balance	(16,044)	(9,428)	(11,070)
Current period credit (charge)	(550)	(9,898)	2,552
Income tax benefit (expense)	312	3,282	(864)
Other			(46)
Balance	$ (16,282)	$ (16,044)	$ (9,428)